Debt	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Debt

12. Debt

Short-term borrowings outstanding as of June 30, 2013 are as follows:

	Amount Outstanding	Weighted Average Interest Rate
Secured borrowings	$246,516	3.56%
Warehouse lines of credit	92,354	2.55%
Operating lines of credit	1,505	4.59%

Total short-term borrowings	$340,375

The Company maintains mortgage participation and warehouse lines of credit arrangements (collectively referred to as “mortgage funding arrangements”) with various financial institutions, primarily to fund the origination of mortgage loans which are subject to participation. As of June 30, 2013 the Company held mortgage funding arrangements with four separate financial institutions and a total maximum borrowing capacity of $762,000. Each mortgage funding arrangement is collateralized by the underlying mortgage loans. During July 2013, the Company subsequently increased the size of one of its mortgage funding arrangements by $200,000, thereby increasing the total borrowing capacity under all mortgage funding arrangements to $962,000.

The following table summarizes the amounts outstanding, interest rates and maturity dates under the Company’s mortgage funding arrangements as of June 30, 2013:

Mortgage Funding Arrangements	Amount Outstanding	Interest Rate	Maturity Date
Party A	$246,732	Same as the underlying mortgage rates/prime plus 1.00%	June 2014
Party B	76,758	LIBOR plus applicable margin	December 2013
Party C	—	Same as the underlying mortgage rates	November 2013
Party D	15,380	LIBOR plus applicable margin	February 2014

	$338,870

The Company intends to renew the warehouse lines of credit when they mature and has no reason to believe the Company will be unable to do so.

The warehouse lines of credit are generally tied to the loan participation agreements executed with the same financial institutions. Pursuant to the loan participation agreements, the Company periodically sells beneficial ownership interests in its mortgage loan receivables. As of June 30, 2013, the Company has a total of $460,000 in loan participation limit that expires through June 30, 2014. The lenders may cancel the agreements with written notice.

The Company has a $7,200 operating line of credit agreement, which expires on December 31, 2013. Interest under the agreement is at the prime rate (with a floor of 4.00%) per annum. The line is collateralized by the net servicing fee cash flows from and proceeds on approved sales of mortgage servicing rights. The amount outstanding under the line amounted to $800 with an interest rate of 4.00% at June 30, 2013.

The Company has a $1,000 operating line of credit agreement, which expires on June 30, 2014. Interest under the agreement ranges between 5.25% and 6% per annum. The line is collateralized by the Company’s cost method investment in this lender and the net servicing fee cash flows from and proceeds on approved sales of mortgage servicing rights. The amount outstanding under the line amounted to $705 with an interest rate of 5.25% at June 30, 2013.

The above agreements contain covenants which include certain financial requirements, including maintenance of minimum tangible net worth, maximum debt to tangible net worth ratio, minimum liquidity, minimum current ratio, minimum profitability, and limitations on additional debt and transactions with affiliates, as defined in the agreement.

On March 29, 2013, the Company entered into a Secured Term Promissory Note agreement (the “Note”) with a stockholder to borrow $10,000. The Note was scheduled to mature on September 30, 2013 and beared interest at 5.00% (compounded monthly), through May 31, 2013, and thereafter at an interest rate of 12.50% (compounded monthly). The Note was repaid in full on May 15, 2013 with $4,345 of cash, and 314,147 shares of the Company’s common stock, at a per share price of $18.00, totaling $5,655 issued under the Rule 144A equity offering were sent directly to the stockholder for the remaining balance on the term loan.

As of and for the six months ended June 30, 2013, the Company had no outstanding long-term borrowings.

10. Debt

Short-term borrowings outstanding as of September 30, 2013 and December 31, 2012 are as follows:

	September 30, 2013		December 31, 2012
	Amount Outstanding	Weighted Average Interest Rate	Amount Outstanding	Weighted Average Interest Rate
Secured borrowings	$272,610	2.65%	$102,675	3.35%
Warehouse lines of credit	194,709	2.33%	100,301	2.59%
Operating lines of credit	4,684	4.04%	5,131	4.17%

Total short-term borrowings	$472,003		$208,107

The Company maintains mortgage participation and warehouse lines of credit arrangements (collectively referred to as “mortgage funding arrangements”) with various financial institutions, primarily to fund the origination of mortgage loans which are subject to participation. As of September 30, 2013 the Company held mortgage funding arrangements with 5 separate financial institutions and a total maximum borrowing capacity of $972,000. Each mortgage funding arrangement is collateralized by the underlying mortgage loans.

The following table summarizes the amounts outstanding, interest rates and maturity dates under the Company’s various mortgage funding arrangements as of September 30, 2013:

Mortgage Funding Arrangements	Amount Outstanding	Interest Rate	Maturity Date
Merchants Bank of Indiana	$273,807	Same as the underlying mortgage rates, less contractual service fee/prime plus 1.00%	June 2014
Barclays Bank PLC	127,068	LIBOR plus applicable margin	December 2013
Bank of Virginia	—	Same as the underlying mortgage rates	November 2013
Bank of America, N.A.	66,444	LIBOR plus applicable margin	February 2014
Merit Bank	—	Same as the underlying mortgage rates	Not Specified

Total	$467,319

The Company intends to renew the mortgage funding arrangements when they mature and has no reason to believe the Company will be unable to do so.

On March 29, 2013, the Company entered into a Secured Term Promissory Note agreement (the “Note”) with a stockholder to borrow $10,000. The Note was scheduled to mature on September 30, 2013 and beared interest at 5.00% (compounded monthly), through May 31, 2013, and thereafter at an interest rate of 12.50% (compounded monthly). The Note was repaid in full on May 15, 2013 with $4,345 of cash and 314,147 shares of the Company’s common stock, at a per share price of $18.00, totaling $5,655 issued under the Company’s private equity offering were sent directly to the stockholder for the remaining balance on the Note.

J. DEBT OBLIGATIONS

Short-Term Borrowings:

Short-term borrowings were as follows for the years ended December 31:

	2012		2011
	Amounts Outstanding	Weighted Average Interest Rate	Amounts Outstanding	Weighted Average Interest Rate
Secured borrowings	$102,675,252	3.35%	$57,893,665	4.03%
Warehouse lines of credit	100,301,201	2.59%	—	N/A
Operating lines of credit	5,131,213	4.17%	8,195,812	4.24%

	$208,107,666		$66,089,477

The Company maintains mortgage participation and warehouse lines of credit (collectively referred to as “mortgage funding arrangements”) with various financial institutions, primarily to fund the origination of mortgage loans which are subject to participation. As of December 31, 2012, there were three mortgage funding arrangements with three financial institutions with a total maximum borrowing capacity of $365,000,000, of which $202,976,453 was outstanding. As of December 31, 2011, there were two mortgage funding arrangements with two financial institutions with a total size of $115,000,000, of which $57,893,665 was outstanding. Each mortgage funding arrangements is collateralized by the underlying mortgages.

The following table summarizes the interest rate and maturity for the mortgage funding arrangement outstanding as of December 31, 2012 and 2011:

December 31, 2012	Interest Rate	Maturity Date
Mortgage funding arrangement-Party A	Same as the underlying mortgage rates	May 2013
Mortgage funding arrangement-Party B	Libor plus applicable margin	December 2013
Mortgage funding arrangement-Party C	Same as the underlying mortgage rates	No maturity date

December 31, 2011	Interest Rate	Maturity Date
Mortgage funding arrangement-Party A	Same as the underlying mortgage rates	May 2012
Mortgage funding arrangement-Party C	Same as the underlying mortgage rates	No maturity date

The Company intends to renew the mortgage funding arrangements when they mature.

The mortgage funding arrangements are generally tied to the loan participation agreements executed with the same financial institutions. Pursuant to the loan participation agreements, the Company periodically sells beneficial ownership interests in its mortgage loan receivables. As of December 31, 2012, the Company has a total of $30,000,000 in loan participation limit that expires in 2013. The lenders may cancel the agreements with written notice. The Company reviews loan participation agreements to determine if they constitute a sale for accounting purposes. If the loan participation agreements do not meet the sale accounting criteria, they are treated as secured borrowings.

The Company has a $7.2 million operating line of credit agreement with a financial institution expiring May 31, 2013. Interest under the agreement is at the prime rate (with a floor of 4%) per annum. The line is collateralized by the net servicing fee cash flows from and proceeds on agency approved sales of mortgage servicing rights. Amounts outstanding under the line amounted to $4,417,463 and $7,197,150 at December 31, 2012 and 2011, respectively.

The Company has a $1.0 million operating line of credit agreement expiring June 30, 2013. Interest under the agreement is between 5.25% and 6% per annum; the line is collateralized by the Company’s stock in a closely held investment and the net servicing fee cash flows from and proceeds on agency approved sales of mortgage servicing rights. The amounts outstanding under the line amounted to $713,750 and $998,662 at December 31, 2012 and 2011, respectively.

The above agreements contain covenants which include certain financial requirements, including maintenance of minimum tangible net worth, maximum debt to tangible net worth ratio, minimum liquidity, minimum current ratio, minimum profitability, and limitations on additional debt and transactions with affiliates, as defined in the agreement. The Company was in compliance with all significant covenants at December 31, 2012 and 2011.

The Company had $750,000 in subordinated notes payable due to related parties at December 31, 2011. The debt bore interest at 10% per annum and matured April 30, 2012.

Long-Term Borrowings:

At December 31, 2012 and 2011, the Company had no long-term borrowings outstanding.